Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income from Continuing Operations Before Income Taxes

Income from continuing operations before income taxes is summarized in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Domestic	$890	$927	$897
Foreign	206	235	263

Income from continuing operations before income taxes	$1,096	$1,162	$1,160

Components of Current and Deferred Portions of Provision for Income Taxes on Continuing Operations

The components of the Company’s current and deferred portions of the provision for income taxes on continuing operations are presented in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Current income tax provision:
Federal	$185	$197	$77
State and local	35	21	26
Foreign	41	44	69

Subtotal	261	262	172

Deferred income tax provision:
Federal	41	93	97
State and local	—	9	15
Foreign	7	10	12

Subtotal	48	112	124

Total provision for income taxes	$309	$374	$296

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate on Continuing Operations

A reconciliation of the statutory federal income tax rate to the effective income tax rate on continuing operations of the Company is presented in the table below.

	Year Ended December 31,
	2013	2012	2011
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.1	1.7	2.2
Foreign income taxes	(1.6)	(2.0)	(2.6)
Manufacturing benefits	(1.8)	(1.7)	(1.6)
Research and experimentation and other tax credits	(3.4)	(0.5)	(1.1)
Resolution of tax contingencies	(1.0)	(0.9)	(7.7)
Goodwill impairment	—	—	1.2
Other, net	(1.1)	0.6	0.1

Effective income tax rate on continuing operations	28.2%	32.2%	25.5%

Components of Net Deferred Tax Assets and Liabilities

The significant components of the Company’s net deferred tax assets and liabilities are presented in the table below.

	December 31,
	2013	2012
	(in millions)
Deferred tax assets:
Inventoried costs	$52	$33
Compensation and benefits	163	113
Pension and postretirement benefits	207	444
Loss carryforwards	24	20
Tax credit carryforwards	7	9
Other	74	47

Gross deferred tax assets	527	666

Less: valuation allowance	(22)	(19)

Net deferred tax assets	505	647

Deferred tax liabilities:
Goodwill and other intangible assets	$726	$657
Income recognition on contracts in process	61	72
Property, plant and equipment	85	71
Long-term debt-CODES	81	73
Other	65	7

Gross deferred tax liabilities	1,018	880

Total net deferred tax liabilities	$(513)	$(233)

Classification of Deferred Tax Assets and Liabilities

The classification of the Company’s deferred tax assets and liabilities are presented in the table below.

	December 31,
	2013	2012
	(in millions)
Current deferred tax assets	$122	$95
Non-current deferred tax liabilities	(635)	(328)

Total net deferred tax liabilities	$(513)	$(233)

Reconciliation of Change in Unrecognized Income Tax Benefits, Excluding Interest and Penalties

A reconciliation of the change in unrecognized income tax benefits, excluding potential interest and penalties, is presented in the table below.

	2013	2012	2011
	(in millions)
Balance at January 1	$130	$143	$195
Additions for tax positions related to the current year	16	7	9
Additions for tax positions related to prior years	41	9	33
Reductions for tax positions related to prior years	(8)	(13)	(13)
Reductions for tax positions related to settlements with taxing authorities	—	(1)	(5)
Reduction for tax positions related to prior years as a result of a lapse of statute of limitations	(20)	(15)	(76)

Balance at December 31	$159	$130	$143